CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Profit/(loss) before tax	$ 464	$ 7,565	$ (9,857)
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	6,157	5,790	5,447
Impairment of property, plant and equipment	0	0	7
Amortization of intangible assets	54	45	47
Gain on disposal of property, plant and equipment	(39)	(132)	(318)
Gain on disposal of assets classified as held for sale	0	(240)	0
Gain on disposal of investment property	0	(271)	0
Adjustment for on fair value of derivatives	(196)	(33)	(259)
Dividend income	(97)	(97)	(106)
Finance income	(205)	(120)	(123)
Finance costs	2,527	1,650	1,251
Share of loss of associates	2	1	1
Impairment for trade receivables	75	509	205
Impairment (reversal of impairment) for trade receivables for related parties	4,565	(1)	15
Impairment (write-back of impairment) of inventories	(10,255)	(1,119)	14,136
Unrealized foreign exchange difference, net	(325)	245	1,784
(Gain) on lease modification	0	(74)	(2)
Changes in operating assets and liabilities
Trade and other receivable	(21,003)	16,720	(25,739)
Contract assets	(1,236)	(952)	(1,387)
Inventories	13,917	(4,389)	(53,857)
Prepayment and other current assets	820	(35)	(886)
Amounts due to/from related parties	(3,772)	807	3,911
Other non-current assets	195	(54)	(169)
Trade and other payables, accruals, other current liabilities and other non-current liabilities	6,659	(14,035)	28,896
Net cash flows (used in)/provided by operating activities	(1,693)	11,780	(37,003)
Dividend received	97	97	106
Interest received	205	119	131
Interest paid	(2,381)	(1,475)	(1,078)
Income tax paid	(2,318)	(3,955)	(3,768)
Net cash (used in)/provided by operating activities	(6,090)	6,566	(41,612)
Investing activities:
Purchases of property, plant and equipment	(4,254)	(3,746)	(8,547)
Purchases of intangible assets	(40)	(62)	(4)
Purchases of investment properties	0	(12)	0
Purchases of long-term bank deposits	(87)	0	(38)
Purchases of short-term bank deposits	(407)	0	(1,364)
(Investment in) financial assets at fair value through OCI	(240)	0	0
Proceeds from disposal of held for sale assets	0	241	0
Proceeds from disposal of property, plant and equipment	168	204	399
Proceeds from disposal of investment property	0	301	0
Proceeds from maturities of long-term bank deposits	0	307	0
Proceeds from maturities of short-term bank deposits	0	112	3,401
Net cash used in investing activities	(4,860)	(2,655)	(6,153)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(357)	(565)	(2,817)
Issuance of common stock for cash	0	7,922	0
Repayments of borrowings	(7,256)	(19,278)	(11,819)
Repayments of borrowings - related parties	0	0	(6,000)
Proceeds from borrowings	2,799	22,167	63,915
Principal elements of lease payments	(691)	(616)	(632)
Effect from the changes in shareholding percentage in subsidiary	0	0	(235)
Financing	(5,505)	9,630	42,412
Effect of exchange rate	408	(2,036)	(4,372)
Net (decrease) increase in cash and cash equivalents	(16,047)	11,505	(9,725)
Cash and cash equivalents at beginning of year	54,017	42,512	52,237
Cash and cash equivalents at end of year	$ 37,970	$ 54,017	$ 42,512